Net Income per share (Details 1) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents	2,825	5,721	4,236	5,721	2,800	26,848	11,425
Stock options outstanding [Member]
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents	61	135	60	135	152	4,507	2,810
Warrant [Member]
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents						4,653	4,451
Common shares from convertible debt [Member]
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents							4,164
Convertible preferred stock [Member]
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents	2,764	5,586	4,176	5,586	2,648	17,688